Trade receivables (Details 3)		Dec. 31, 2023	Dec. 31, 2022
Trade receivables
Percentage of impairment losses on trade receivables recorded for the customers who went judicial recovery	[1]	100.00%	100.00%

[1]	expected credit loss relating to the entirely of Vasta’s receivable with a large retailer that entered bankruptcy proceeding in Brazil.